CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital Reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2017	€ 43,818	€ 3,720	€ 76,227	€ (37,509)	€ 1,380	€ 71	€ 43,889
Loss for the period	(8,439)			(8,439)		(25)	(8,464)
Net changes in fair value of debt investments at FVOCI	(1)				(1)		(1)
Foreign currency translations	(108)				(108)		(108)
Equity-settled share-based payment	477		477				477
Balance at the end (Adjustment on initial application of IFRS 9) at Sep. 30, 2018	(63)			(63)			(63)
Balance at the end (Adjustment on initial application of IFRS 15-Revenues) at Sep. 30, 2018	(100)			(100)			(100)
Balance at the end at Sep. 30, 2018	35,584	3,720	76,704	(46,111)	1,271	46	35,630
Adjusted balance | Adjustment on initial application of IFRS 9	43,655	3,720	76,227	(37,672)	1,380	71	43,726
Balance at the beginning at Dec. 31, 2018	46,440	4,836	86,803	(46,400)	1,201	35	46,475
Loss for the period	(10,451)			(10,451)		(166)	(10,617)
Net changes in fair value of debt investments at FVOCI	188				188		188
Foreign currency translations	(193)				(193)		(193)
Equity-settled share-based payment	501		501				501
Share-based payment transaction with the non-controlling shareholder of a subsidiary	604		604			216	820
Balance at the end at Sep. 30, 2019	€ 37,089	€ 4,836	€ 87,908	€ (56,851)	€ 1,196	€ 85	€ 37,174